Fair Value of Financial Instruments (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short term debt, discounts	$ 432,190	$ 60
Long term debt		39,729
Long term debt, net of discounts	0	885,271
Convertible debentures	1,165,300	300,000
Convertible debentures, discounts	790,621	241,634
Derivative liabilities	9,530,296	482,674
Level 2 [Member]
Short term, unsecured, promissory notes	1,208,000	143,000
Short term debt, discounts	432,190	60
Long term debt		925,000
Long term debt, net of discounts		885,271
Level 3 [Member]
Convertible debentures	165,300	300,000
Convertible debentures, discounts	790,621	241,634
Derivative liabilities	$ 4,016,985	$ 482,674